Unaudited Condensed Consolidated Interim Statements of Cash Flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Loss before tax for the period	SFr (58,606)	SFr (36,872)
Non-cash adjustments:
- Financial result	4,679	(2,005)
- Depreciation of property and equipment and right-of-use assets	236	162
- Share-based compensation expense	7,170	4,440
- Post-employment (benefits)/loss	33	(30)
- Fair value adjustment on warrant liabilities	12,145	1,699
Working capital adjustments:
- Decrease in other current assets	1,420	4,245
- Increase in accrued income	(550)	(507)
- (De)/Increase in payables and accrued liabilities	(2,669)	1,902
- Decrease in other operating assets/liabilities	(55)	(91)
- Decrease in long-term payables		(378)
Taxes paid	(8)	(25)
Net cash outflow from operating activities	(36,205)	(27,460)
Investing activities
Payment for short-term financial assets, net	(25,081)	(20,587)
Interest received	583	774
Intangible assets acquisition cost	(1,087)
Payment for purchase of property and equipment	(139)	(19)
Net cash outflow from investing activities	(25,724)	(19,832)
Financing activities
Proceeds from sale of ordinary shares	90,227	53,541
Transaction costs related to the issuance of ordinary shares	(6,107)	(1,657)
Proceeds from exercise of warrants, net	18,858
Proceeds from stock options exercised	1,642	262
Principal payment of lease obligation	(161)	(104)
Interest paid	(23)	(24)
Net cash inflow from financing activities	104,436	52,018
Increase in cash and cash equivalents	42,507	4,726
Cash and cash equivalents, beginning of period	27,708	38,327
Effect of foreign exchange rate changes	(5,950)	799
Cash and cash equivalents, end of period	64,265	43,852
Net cash and cash equivalents variation	42,507	4,726
Supplemental non-cash investing information
Interest receivable recorded in other current assets	428	440
Supplemental non-cash financing information
Transaction costs recorded in accrued expenses and other payables	SFr 893	SFr 1,615